Related Party Transactions and Balances (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Revenues (expenses) from such related party transactions
Revenues	$ 42,982	$ 45,813	$ 73,352	$ 88,101
Vessel operating expenses	(1,240)	(1,626)	(2,977)	(2,882)
General and administrative	(14,318)	(15,456)	(30,513)	(30,144)
Interest expense	$ (112)		$ (166)